BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS
Airtrax Acquisition
On May 11, 2018, Capstone acquired substantially all of the assets and assumed certain liabilities of Airtrax Polymers Private Limited (d/b/a Airtrax) ("Airtrax Acquisition"). Airtrax manufactures and sells woven products that are used in various applications, including in the building and construction industry. As part of the agreement, the minority shareholders of Capstone contributed in kind certain assets and liabilities valued at $13.4 million that were formerly attributed to Airtrax’s woven product manufacturing operations in exchange for newly-issued shares of Capstone. As a result of the minority shareholders' in-kind contribution made to Capstone and the Company's initial consideration value paid to the minority shareholders through the issuance of Capstone shares, the Company recorded a $10.9 million increase to equity attributable to non-controlling interest as well as a temporary $2.5 million credit to deficit in the consolidated changes in equity for the twelve months ended December 31, 2018.
On August 10, 2018, the Company acquired additional existing and newly-issued shares of Capstone in exchange for $3.6 million in cash as part of the same overall transaction, thus increasing its equity investment in Capstone by the same amount. As a result, the Company recorded a $2.5 million debit to deficit and a $0.1 million decrease to equity attributable to non-controlling interest in the consolidated changes in equity for the twelve months ended December 31, 2018 to reflect the Company's increased equity position in Capstone and the minority shareholders' decreased equity position in Capstone once the shares were issued and sold. The remaining $1.0 million paid for the additional shares was recorded as cash on the balance sheet of Capstone.
As of December 31, 2019 and 2018, the Company held a 55% controlling ownership stake in Capstone while the minority shareholders held a 45% non-controlling interest in Capstone.
The Airtrax Acquisition was accounted for using the acquisition method of accounting. The acquisition is expected to further enhance and extend the Company’s product offering and provide a globally competitive position in woven products. The Airtrax purchase agreement contains customary indemnification provisions. As of December 31, 2019 and 2018, there were no outstanding obligations or indemnifications.
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

May 11, 2018
$
Current assets
Trade receivables (1)	1,296
Inventories	1,565
Parts and supplies	54
Other current assets	477
Property, plant and equipment	6,454
Intangible assets	1,223
11,069
Current liabilities
Accounts payable and accrued liabilities	763
Borrowings, current	728
Borrowings and lease liabilities, non-current	346
Pension, post-retirement and other long-term employee benefits	8
Deferred tax liabilities	1,866
3,711
Fair value of net identifiable assets acquired	7,358

(1)	The gross contractual amounts receivable were $1.3 million. As of December 31, 2018, the Company had collected substantially all of the outstanding trade receivables.
Resulting goodwill at the date of acquisition was calculated as follows:

May 11, 2018
$
Fair value of increase to non-controlling interest	11,102
Effect of change in the Company's ownership interest in Capstone	2,299
Less: fair value of net identifiable assets acquired	7,358
Goodwill	6,043

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect any of the goodwill to be deductible for income tax purposes.
The Airtrax Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

May 11 through December 31, 2018
$
Revenue	4,708
Net earnings	99

Had the Airtrax Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	9,555
Net earnings (1)	497

(1)
Adjustments to arrive at net earnings include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Airtrax, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

The Company's acquisition-related costs of less than $0.1 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings primarily in SG&A for the year ended December 31, 2018.
Polyair Acquisition
On August 3, 2018, the Company acquired 100% of the outstanding equity value in Polyair for total net cash consideration of $145.0 million ("Polyair Acquisition"). Polyair, formerly a private company, is in the protective packaging business with seven manufacturing facilities and a distribution center in North America. Polyair's primary products consist of bubble cushioning, foam, mailers and air pillow systems. The Polyair purchase agreement contains customary indemnification provisions. As of December 31, 2018, the Company had recorded a $3.2 million liability payable to the former shareholders of Polyair under the share purchase agreement, primarily relating to estimated state and federal income tax benefits, in part, due to the Company's payment of certain deal-related costs on behalf of Polyair through the transaction proceeds ($1.6 million in short-term obligations was included in accounts payable and accrued liabilities and $1.6 million in long-term obligations in other liabilities). On April 9, 2019, a settlement was reached between the Company and the former shareholders of Polyair in the amount of $2.3 million resulting in the extinguishment of the previously-recorded liability and a $0.9 million benefit to earnings recorded in finance costs (income) in other expense (income), net. As of December 31, 2019 and 2018, there were no other outstanding obligations or indemnifications relating to this acquisition.
The Polyair Acquisition was accounted for using the acquisition method of accounting. The acquisition further strengthened the Company's product bundle and provided additional scale in protective packaging solutions.
The net cash consideration paid on the closing date for the acquisition described above was as follows:

August 3, 2018
$
Consideration paid in cash	145,102
Less: cash balances acquired	140
144,962

The fair values of net identifiable assets acquired at the date of acquisition were as follows:

August 3, 2018
$
Current assets
Cash	140
Trade receivables (1)	10,462
Inventories	11,402
Other current assets	855
Property, plant and equipment	21,946
Intangible assets	77,600
Other assets	522
122,927
Current liabilities
Accounts payable and accrued liabilities	19,331
Provisions, current	30
Borrowings, current	46
Borrowings and lease liabilities, non-current	154
Deferred tax liabilities	17,625
Provisions, non-current	1,544
Other liabilities	1,653
40,383
Fair value of net identifiable assets acquired	82,544

(1)	The gross contractual amounts receivable were $10.5 million. As of December 31, 2018, the Company had collected substantially all of the outstanding trade receivables.
Resulting goodwill at the date of acquisition was calculated as follows:

August 3, 2018
$
Cash consideration transferred	145,102
Plus: Remaining non-controlling interest (1)	421
Less: fair value of net identifiable assets acquired	82,544
Goodwill	62,979

(1)
As part of the acquisition of Polyair, the Company indirectly obtained a controlling 50.1% interest in Polyair subsidiary GPCP Inc., which is engaged in selling anti-corrosive plastic and paper packaging film under the trade name VCI 2000. The subsidiary is incorporated in the US and is 49.9% owned by a non-controlling entity located in Israel. The initial recorded value of the non-controlling interest is measured using the calculated proportionate share of the subsidiary's identifiable net assets.

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect goodwill to be deductible for income tax purposes.
The Polyair Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

August 3 through December 31, 2018
$
Revenue	55,505
Net loss	(699)

Had the Polyair Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	132,015
Net loss (1)	(5,035)

(1)
Adjustments to arrive at a net loss include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Polyair, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

The Company's acquisition-related costs of $1.4 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings primarily in SG&A for the year ended December 31, 2018.
Maiweave Acquisition
On December 17, 2018, the Company acquired substantially all of the operating assets of Maiweave LLC (“Maiweave”) for total cash consideration of $20.8 million ("Maiweave Acquisition"). Maiweave, formerly a private company, is based in Springfield, Ohio and an integrated US manufacturer of engineered coated polyolefin fabrics. Its products are used in applications such as grain and salt pile covers, pit and pond liners, shelter fabrics, outdoor media, and lumber mill packaging. The former owners of Maiweave have in escrow $2.1 million as of December 31, 2019, related to customary representations, warranties and covenants in the Maiweave purchase agreement. The Maiweave purchase agreement also contains customary indemnification provisions. As of December 31, 2019 and 2018, there were no outstanding obligations or indemnifications relating to this acquisition.
The Maiweave Acquisition was accounted for using the acquisition method of accounting. The acquisition further strengthened the Company's woven product bundle and provided additional scale to support demand.
The net cash consideration paid on the closing date for the acquisition described above was as follows:

December 17, 2018
$
Consideration paid in cash	20,802
Less: cash balances acquired	1
20,801

The fair values of net identifiable assets acquired at the date of acquisition were as follows:

December 17, 2018
$
Current assets
Cash	1
Trade receivables (1)	3,210
Inventories	5,977
Property, plant and equipment	9,982
Intangible assets	4,050
23,220
Current liabilities
Accounts payable and accrued liabilities	2,482
Provisions, current	50
2,532
Fair value of net identifiable assets acquired	20,688

(1)	The gross contractual amounts receivable were $3.3 million. As of December 31, 2019, the Company has collected substantially all of the remaining uncollected amounts.
Resulting goodwill at the date of acquisition was calculated as follows:

December 17, 2018
$
Cash consideration transferred	20,802
Less: fair value of net identifiable assets acquired	20,688
Goodwill	114

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect goodwill to be deductible for income tax purposes.

The Maiweave Acquisition had no impact on the Company’s consolidated earnings during the year ended December 31, 2018. Had the Maiweave Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	28,050
Net loss (1)	(1,173)

(1)
Adjustments to arrive at a net loss include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Maiweave, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

The Company's acquisition-related costs of $0.5 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings primarily in SG&A for the year ended December 31, 2018.